Notes Payable (Details) - Schedule of notes payables - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party notes payable
Related party notes payable, Beginning Balance	$ 1,000,000	$ 1,000,000	$ 500,000
Related party notes payable, Notes issued	100,000		500,000
Related party notes payable, Note Payments	(100,000)
Related party notes payable, Ending Balance	1,000,000	1,000,000	1,000,000
Notes payable, Beginning Balance	1,565,580	1,264,520	500,000
Notes payable, Notes issued	100,000	301,060	764,520
Notes payable, Note Payments	(593,480)
Notes payable, Ending Balance	1,072,100	1,565,580	1,264,520
Less: Current portion of notes payable, Beginning Balance	543,990
Less: Current portion of notes payable, Notes issued	100,000	279,470	764,520
Less: Current portion of notes payable, Note Payments	(593,480)
Less: Current portion of notes payable, Ending Balance	50,510	543,990
Total non-current portion of notes payable, Beginning Balance	1,021,590
Total non-current portion of notes payable, Notes issued		21,590
Total non-current portion of notes payable, Note Payments
Total non-current portion of notes payable, Ending Balance	1,021,590	1,021,590
Anthony Mack 2018 Promissory Note [Member]
Related party notes payable
Related party notes payable, Beginning Balance	500,000	500,000	500,000
Related party notes payable, Notes issued
Related party notes payable, Note Payments
Related party notes payable, Ending Balance	500,000	500,000	500,000
Anthony Mack 2019 Promissory Note [Member]
Related party notes payable
Related party notes payable, Beginning Balance	500,000	500,000
Related party notes payable, Notes issued			500,000
Related party notes payable, Note Payments
Related party notes payable, Ending Balance	500,000	500,000	500,000
Related Party Notes Payable [Member]
Related party notes payable
Related party notes payable, Beginning Balance
Related party notes payable, Notes issued	100,000
Related party notes payable, Note Payments	(100,000)
Related party notes payable, Ending Balance
RRD Note [Member]
Related party notes payable
Notes payable, Beginning Balance	493,480	264,520
Notes payable, Notes issued		228,960	264,520
Notes payable, Note Payments	(493,480)
Notes payable, Ending Balance		493,480	264,520
SBA PPP Loan [Member]
Related party notes payable
Notes payable, Beginning Balance	72,100
Notes payable, Notes issued		72,100
Notes payable, Note Payments
Notes payable, Ending Balance	$ 72,100	$ 72,100